Leases (Tables)	3 Months Ended
Mar. 31, 2026
Lease Disclosure [Abstract]
Schedule of Right-of-use Assets
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Total
	$	$
Costs
Balance – December 31, 2025	7,177	7,177
Additions	2,428	2,428
Additions through acquisitions	223	223
Modifications to and disposals of lease contracts	(2,164)	(2,164)
Effects of foreign exchange	(297)	(297)
Balance – March 31, 2026	7,367	7,367

Accumulated amortization
Balance – December 31, 2025	4,790	4,790
Amortization	425	425
Modifications to and disposals of lease contracts	(2,164)	(2,164)
Effects of foreign exchange	(218)	(218)
Balance – March 31, 2026	2,833	2,833

Carrying value
Net balance – December 31, 2025	2,387	2,387
Net balance – March 31, 2026	4,534	4,534

Schedule of Lease Obligations
The Company’s lease obligations are as follows:

2026
$
Balance – January 1	2,560
Additions	2,428
Additions through acquisitions	203
Interest accretion	65
Lease repayments	(427)
Effects of foreign exchange	(119)
Balance – March 31	4,710

Current	1,412
Non-current	3,298
4,710